RESTRUCTURING Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Severance and other costs	$ (951)	$ (1,598)	$ (171)
June 2015 | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other costs	(590)
June 2014 | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance and other costs	$ (361)	$ (1,430)